Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement of Comprehensive Income [Abstract]
Revenue	$ 28,285,200	$ 28,888,410
Cost of sales	17,135,434	15,487,264
Gross profit	11,149,766	13,401,146
Selling, general and administrative expenses	9,677,738	9,445,908
Income from operations	1,472,028	3,955,238
Gain (loss) on change in fair value of derivative liability	(451,372)	742,483
Gain on termination of sales-type lease and disposal of licenses	503,544	0
Loss on disposal of assets	(11,655)	0
Impairment loss	(1,202,227)	(20,726)
Interest expense	(35,210)	(456,691)
Other expense	(16,451)	(28,996)
Net income from continuing operations before income tax expense	258,657	4,191,308
Income tax expense	(3,482,125)	(2,809,768)
Net income (loss) from continuing operations after income tax expense	(3,223,468)	1,381,540
Net loss from discontinued operations after income tax expense	(81,817)	(1,088,329)
Net income (loss)	(3,305,285)	293,211
Other comprehensive income:
Cumulative translation adjustment	15,089	83,822
Comprehensive income (loss)	$ (3,290,196)	$ 377,033
Basic income (loss) per share from continuing operations	$ (0.03)	$ 0.01
Diluted income (loss) per share from continuing operations	(0.03)	0.01
Basic (loss) per share from discontinued operations	(0)	(0.01)
Diluted (loss) per share from discontinued operations	(0)	(0.01)
Basic income (loss) per share	(0.03)	0
Diluted income (loss) per share	$ (0.03)	$ 0
Weighted average number of common shares outstanding - basic	120,047,814	120,047,814
Weighted average number of common shares outstanding - diluted	122,880,907	122,880,907